Employee Headcount - (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosures
Cloud and software	16,288	15,983	14,482
Services	20,239	19,476	17,379
Research and development	27,634	27,060	24,872
Sales and marketing	25,781	24,213	23,219
General and administration	6,530	6,024	5,504
Infrastructure	3,859	3,742	3,087
SAP Group at period end	100,330	96,498	88,543
Thereof acquisitions	2,113	2,043	289
SAP Group (months' end average)	99,157	93,709	86,999
EMEA
Disclosures
Cloud and software	6,501	6,341	5,869
Services	8,250	8,120	7,536
Research and development	12,710	12,478	11,349
Sales and marketing	10,205	9,843	9,196
General and administration	3,161	2,906	2,676
Infrastructure	2,220	2,160	1,732
SAP Group at period end	43,048	41,848	38,357
Thereof acquisitions	338	657	149
SAP Group (months' end average)	42,697	40,496	37,512
Americas
Disclosures
Cloud and software	4,426	4,268	3,895
Services	6,018	5,736	4,878
Research and development	5,793	5,651	5,250
Sales and marketing	10,368	9,452	9,169
General and administration	2,123	1,970	1,781
Infrastructure	984	951	855
SAP Group at period end	29,712	28,029	25,827
Thereof acquisitions	1,638	952	133
SAP Group (months' end average)	29,368	27,454	25,459
APJ
Disclosures
Cloud and software	5,361	5,374	4,719
Services	5,971	5,620	4,965
Research and development	9,131	8,930	8,273
Sales and marketing	5,209	4,918	4,854
General and administration	1,246	1,147	1,047
Infrastructure	654	631	501
SAP Group at period end	27,571	26,620	24,359
Thereof acquisitions	137	434	7
SAP Group (months' end average)	27,092	25,759	24,029